SUPPLEMENT TO THE PROSPECTUS

OF

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

For the Wells Fargo Advantage VT Index Asset Allocation Fund (the "Fund")

Effective September 30, 2013, the prospectus is revised to reflect the following changes:

The sections entitled "Principal Investment Strategies" for the Fund are amended as follows:

Current language	Replacement language effective 9/30/13

We attempt to enhance the returns of the Fund by using an asset allocation model that employs various analytical techniques, including quantitative techniques, valuation formulas and optimization procedures, to assess the relative attractiveness of equity and fixed income investments and to recommend changes in the Fund's target allocations.

We employ both quantitative analysis and qualitative judgments in making tactical allocations among stocks and bonds. Quantitative analysis involves the use of proprietary asset allocation models, which employ various valuation techniques. Qualitative judgments are made based on assessments of a number of factors, including economic conditions, corporate earnings, monetary policy, market valuations, investor sentiment, and technical market factors.

In the sections entitled "Principal Investment Strategies" for the Fund, the following sentence is added to the end of the first paragraph:

"We seek to achieve the Fund's investment objective by allocating up to 75% of its assets in equity securities and up to 55% of its assets in fixed income securities."

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2012
Registrant Name	dei_EntityRegistrantName	WELLS FARGO VARIABLE TRUST
Central Index Key	dei_EntityCentralIndexKey	0001081402
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 16, 2013
Document Effective Date	dei_DocumentEffectiveDate	Aug 16, 2013
Prospectus Date	rr_ProspectusDate	May 1, 2013
Supplement -- [Text Block]	wells_SupplementTextBlock_04

SUPPLEMENT TO THE PROSPECTUS

OF

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

For the Wells Fargo Advantage VT Index Asset Allocation Fund (the "Fund")

Effective September 30, 2013, the prospectus is revised to reflect the following changes:

The sections entitled "Principal Investment Strategies" for the Fund are amended as follows:

Current language	Replacement language effective 9/30/13

We attempt to enhance the returns of the Fund by using an asset allocation model that employs various analytical techniques, including quantitative techniques, valuation formulas and optimization procedures, to assess the relative attractiveness of equity and fixed income investments and to recommend changes in the Fund's target allocations.

We employ both quantitative analysis and qualitative judgments in making tactical allocations among stocks and bonds. Quantitative analysis involves the use of proprietary asset allocation models, which employ various valuation techniques. Qualitative judgments are made based on assessments of a number of factors, including economic conditions, corporate earnings, monetary policy, market valuations, investor sentiment, and technical market factors.

In the sections entitled "Principal Investment Strategies" for the Fund, the following sentence is added to the end of the first paragraph:

"We seek to achieve the Fund's investment objective by allocating up to 75% of its assets in equity securities and up to 55% of its assets in fixed income securities."

(Wells Fargo Advantage VT Index Asset Allocation Fund)
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

We employ both quantitative analysis and qualitative judgments in making tactical allocations among stocks and bonds. Quantitative analysis involves the use of proprietary asset allocation models, which employ various valuation techniques. Qualitative judgments are made based on assessments of a number of factors, including economic conditions, corporate earnings, monetary policy, market valuations, investor sentiment, and technical market factors.

"We seek to achieve the Fund's investment objective by allocating up to 75% of its assets in equity securities and up to 55% of its assets in fixed income securities."